Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Intangible Assets

		Other intangible assets
	Goodwill €m	Marketing- related €m	Customer- related (i) €m	Contract- based €m	Total €m
At 31 December 2017
Cost/deemed cost	7,198	129	535	80	7,942
Accumulated amortisation (and impairment charges)	(293)	(54)	(331)	(50)	(728)
Net carrying amount	6,905	75	204	30	7,214

At 1 January 2017, net carrying amount	7,396	89	229	47	7,761
Translation Adjustment	(593)	(10)	(22)	(4)	(629)
Arising on acquisition (note 31)	487	4	51	1	543
Reclassified as held for sale	(363)	-	(8)	(1)	(372)
Disposals	(22)	-	(1)	-	(23)
Amortisation charge for year (ii)	-	(8)	(45)	(13)	(66)
At 31 December 2017, net carrying amount	6,905	75	204	30	7,214

The equivalent disclosure for the prior year is as follows:

At 31 December 2016
Cost/deemed cost	7,701	142	659	87	8,589
Accumulated amortisation (and impairment charges)	(305)	(53)	(430)	(40)	(828)
Net carrying amount	7,396	89	229	47	7,761

At 1 January 2016, net carrying amount	7,406	91	264	59	7,820
Translation adjustment	(2)	2	6	1	7
Arising on acquisition (note 31)	71	3	11	-	85
Disposals	(56)	-	(1)	-	(57)
Amortisation charge for year (ii)	-	(7)	(51)	(13)	(71)
Impairment charge for year	(23)	-	-	-	(23)
At 31 December 2016, net carrying amount	7,396	89	229	47	7,761

At 1 January 2016
Cost/deemed cost	7,699	137	639	85	8,560
Accumulated amortisation (and impairment charges)	(293)	(46)	(375)	(26)	(740)
Net carrying amount	7,406	91	264	59	7,820

(i)	The customer-related intangible assets relate predominantly to non-contractual customer relationships.

(ii)	The amortisation charge for the year includes €5 million (2016: €9 million; 2015: €11 million) relating to discontinued operations, which primarily relates to customer-related intangible assets.

Summary of Goodwill by Cash Generating Units

All businesses within the various CGUs exhibit similar and/or consistent profit margin and asset intensity characteristics. Assets, liabilities, deferred tax and goodwill have been assigned to the CGUs on a reasonable and consistent basis.

	Cash-generating units		Goodwill (€m)
	2017	2016	2017	2016
Europe Heavyside*	14	14	1,770	1,679
Europe Lightside	1	1	365	365
Europe Distribution	1	1	671	665
Europe	16	16	2,806	2,709

Americas Materials*	6	6	2,082	2,077
Americas Products	1	1	1,555	1,671
Americas Distribution	1	1	-	411
Americas	8	8	3,637	4,159

Asia	1	1	462	528

Total Group	25	25	6,905	7,396

* Within the goodwill figures included above for the Europe Heavyside and Americas Materials segments is €339 million of goodwill unallocated to a CGU due to the completion of two acquisitions in quarter four 2017.

Summary of Significant Goodwill Amounts

The additional disclosures required for the two CGUs with significant goodwill are as follows:

	United Kingdom		Oldcastle Building Products
	2017	2016	2017	2016
Goodwill allocated to the cash-generating unit at balance sheet date	€725m	€748m	€1,555m	€1,670m
Discount rate applied to the cash flow projections (real pre-tax)	7.6%	7.8%	10.3%	11.7%
Average EBITDA (as defined)* margin over the initial 5-year period	13.9%	13.7%	15.1%	14.4%
Value-in-use (present value of future cash flows)	€3,221m	€3,549m	€5,628m	€4,695m
Excess of value-in-use over carrying amount	€1,334m	€1,338m	€2,152m	€1,388m

Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units Explanatory

The table below identifies the amounts by which each of the following assumptions may either decline or increase to arrive at a zero excess of the present value of future cash flows over the book value of net assets in the CGU selected for sensitivity analysis disclosures:

One cash-generating unit
Reduction in EBITDA (as defined)* margin	2.9 percentage points
Reduction in profit before tax	22.2%
Reduction in net cash flow	18.2%
Increase in pre-tax discount rate	1.7 percentage points